FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2020
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	394,741	3,443,624	527,759
Short-term investment	8,771,868	2,509,137	384,542
Prepayments and other current assets	118,623	13,013	1,994
Amounts due from subsidiaries	1,510,194	4,993,853	765,342
Total current assets	10,795,426	10,959,627	1,679,637
Deferred tax assets	28,146	—	—
Long-term investment	696,180	652,500	100,000
Investments in subsidiaries and VIE	26,878,301	37,391,446	5,730,490
TOTAL ASSETS	38,398,053	49,003,573	7,510,127
LIABILITIES AND EQUITY
Other current liability	1,629	24,760	3,795
Other non-current liability	93,820	—	—
Total liabilities	95,449	24,760	3,795

Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares Authorized; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020)	517	553	85
Additional paid-in capital	22,336,594	30,613,948	4,691,793
Treasury shares, at cost	(1,436,767)	(2,578,870)	(395,229)
Retained earnings	16,726,540	21,038,753	3,224,330
Accumulated other comprehensive income (loss)	675,720	(95,571)	(14,647)
Total shareholders' equity	38,302,604	48,978,813	7,506,332
TOTAL LIABILITIES AND EQUITY	38,398,053	49,003,573	7,510,127

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Operating expenses:
General and administrative	(271,378)	(325,559)	(284,193)	(43,554)
Other operating income, net	43,575	52,937	146,168	22,401
Total operating expenses	(227,803)	(272,622)	(138,025)	(21,153)
Interest income	317,714	412,311	199,991	30,650
Income from operations	89,911	139,689	61,966	9,497
Income tax expense	(43,581)	(61,505)	(62,887)	(9,638)
Fair value change at financial instruments	—	—	(2,948)	(452)
Share of profit in subsidiaries and VIE	4,336,695	5,595,961	4,316,082	661,469
Net income attributable to ZTO Express (Cayman) Inc.	4,383,025	5,674,145	4,312,213	660,876
Net income attributable to ordinary shareholders	4,383,025	5,674,145	4,312,213	660,876
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	867,612	104,004	(771,291)	(118,205)
Comprehensive income	5,250,637	5,778,149	3,540,922	542,671

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net income	4,383,025	5,674,145	4,312,213	660,876
Adjustments to reconcile net income to net cash used by operating activities
Share based compensation	249,478	316,666	264,154	40,483
Share of profit in subsidiaries and VIE	(4,336,695)	(5,595,961)	(4,316,082)	(661,469)
Changes in operating assets and liabilities:
Prepayments and other current assets	(131,322)	53,628	105,610	16,184
Deferred tax assets	(27,288)	(858)	28,146	4,314
Other non-current liability	9,231	(14,448)	(90,877)	(13,928)
Net cash used in by operating activities	146,429	433,172	303,164	46,460
Cash flows from investing activities:
Loans to and investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	(2,199,955)	(2,051,918)	(10,010,593)	(1,534,190)
Purchases of short-term investments	(12,564,140)	(10,089,829)	(6,095,450)	(934,169)
Maturity of short-term investments	5,376,252	14,072,901	12,297,430	1,884,664
Purchase of long-term investment	—	(707,870)	—	—
Net cash (used in)/provided by investing activities	(9,387,843)	1,223,284	(3,808,613)	(583,695)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	8,891,909	—	9,771,782	1,497,591
Payment of dividends	(895,136)	(1,270,773)	(1,649,308)	(252,767)
Repurchase of ordinary shares	(769,811)	(762,893)	(1,228,341)	(188,251)
Net cash provided by/(used in) financing activities	7,226,962	(2,033,666)	6,894,133	1,056,573
Effect of exchange rate changes on cash, cash equivalents	265,269	(1,933)	(339,801)	(52,076)
Net change in cash, cash equivalents	(1,749,183)	(379,143)	3,048,883	467,262
Cash, cash equivalents, beginning of year	2,523,067	773,884	394,741	60,497
Cash, cash equivalents, end of year	773,884	394,741	3,443,624	527,759

Supplemental disclosure on non-cash investing and financing activities:

As of December 31, 2018, 2019 and 2020, payables for repurchasing the ordinary shares were RMB24,146, nil and nil, respectively.

As of December 31, 2018, 2019 and 2020, payables for dividends were RMB1,699, RMB1,629 and RMB11,198, respectively.

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)           Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)           The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income.

3)           As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.

4)           Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.